Leases and Restricted Cash - Operating Leases - Additional Information (Detail) - Property Subject to Operating Lease $ in Millions	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
Minimum scheduled future revenues, operating lease, 2017	$ 349.2
Minimum scheduled future revenues, operating lease, 2018	372.2
Minimum scheduled future revenues, operating lease, 2019	404.0
Minimum scheduled future revenues, operating lease, 2020	393.3
Minimum scheduled future revenues, operating lease, 2021	$ 353.5